Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Charter hire commissions	$ 735	$ 322	$ 276
Ship-management Fees	702	716	637
Administration Fees	1,652	1,632	1,632
Total	$ 3,089	$ 2,670	$ 2,545